COMMITMENTS AND CONTINGENCIES (Narrative) (Details) (USD $)	9 Months Ended
Dec. 31, 2012 MW M acre Y
Commitments And Contingencies 1	$ 115,841
Commitments And Contingencies 2	134,174
Commitments And Contingencies 3	3,502
Commitments And Contingencies 4	10
Commitments And Contingencies 5	21,905
Commitments And Contingencies 6	10
Commitments And Contingencies 7	40
Commitments And Contingencies 8	3,615
Commitments And Contingencies 9	10.00%
Commitments And Contingencies 10	4.00%
Commitments And Contingencies 11	5.00%
Commitments And Contingencies 12	7.00
Commitments And Contingencies 13	10
Commitments And Contingencies 14	3.00%
Commitments And Contingencies 15	10
Commitments And Contingencies 16	4.00%
Commitments And Contingencies 17	2,443.7
Commitments And Contingencies 18	10
Commitments And Contingencies 19	40
Commitments And Contingencies 20	2,444
Commitments And Contingencies 21	1,298
Commitments And Contingencies 22	31,287
Commitments And Contingencies 23	6,535
Commitments And Contingencies 24	57,104
Commitments And Contingencies 25	74,475
Commitments And Contingencies 26	3,250
Commitments And Contingencies 27	25
Commitments And Contingencies 28	89.70
Commitments And Contingencies 29	1.00%
Commitments And Contingencies 30	71,300
Commitments And Contingencies 31	1,426,700
Commitments And Contingencies 32	1,426,700
Commitments And Contingencies 33	25
Commitments And Contingencies 34	25
Commitments And Contingencies 35	96
Commitments And Contingencies 36	3.90%
Commitments And Contingencies 37	1.00%
Commitments And Contingencies 38	117.65
Commitments And Contingencies 39	3
Commitments And Contingencies 40	25.00%
Commitments And Contingencies 41	6.00%
Commitments And Contingencies 42	28,984
Commitments And Contingencies 43	36,201
Commitments And Contingencies 44	10.00%
Commitments And Contingencies 45	5,320,724
Commitments And Contingencies 46	10.00%
Commitments And Contingencies 47	$ 2,768,980